Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of redesignated financial assets and liabilities [text block] [Abstract]
Schedule of fair value of financial assets liabilities on the balance sheet
	Level 1		Level 2		Level 3		Total
	2020	2021	2020	2021	2020	2021	2020	2021
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Financial assets held-for-trading
From the Chilean government and Central Bank	75,701	169,067	4,083,591	3,303,055	―	―	4,159,292	3,472,122
Other instruments issued in Chile	1,002	3,061	99,302	214,337	5,494	51,484	105,798	268,882
Instruments issued abroad	164	―	—	—	―	―	164	―
Mutual fund investments	400,902	135,691	—	—	―	―	400,902	135,691
Total	477,769	307,819	4,182,893	3,517,392	5,494	51,484	4,666,156	3,876,695
Derivative Instruments
Derivative contracts for trading purposes
Forwards	―	―	551,964	742,545	―	―	551,964	742,545
Swaps	―	―	2,013,247	1,958,242	―	―	2,013,247	1,958,242
Call options	―	―	269	4,509	―	―	269	4,509
Put options	―	―	1,462	199	―	―	1,462	199
Futures	―	―	—	—	―	―	—	—
Subtotal	―	―	2,566,942	2,705,495	―	―	2,566,942	2,705,495
Hedge derivative contracts
Fair value hedge (Swaps)	―	―	―	―	―	―	—	—
Cash flow hedge (Swaps)	―	―	51,062	277,803	―	―	51,062	277,803
Subtotal	―	―	51,062	277,803	―	―	51,062	277,803
Total	―	―	2,618,004	2,983,298	―	―	2,618,004	2,983,298
Financial assets at fair value through other comprehensive income
Debt instruments (1):
From the Chilean government and Central Bank	―	507,368	163,600	1,981,482	―	―	163,600	2,488,850
Instruments issued in Chile	―	―	860,327	540,756	36,596	25,203	896,923	565,959
Instruments issued abroad	―	―	―	―	―	―	—	—
Subtotal	―	507,368	1,023,927	2,522,238	36,596	25,203	1,060,523	3,054,809
Equity instruments:
Instruments issued in Chile	―	―	6,869	5,499	―	―	6,869	5,499
Instruments issued abroad	670	841	―	―	91	25	761	866
Subtotal	670	841	6,869	5,499	91	25	7,630	6,365
Total	670	508,209	1,030,796	2,527,737	36,687	25,228	1,068,153	3,061,174
Total Financial Assets	478,439	816,028	7,831,693	9,028,427	42,181	76,712	8,352,313	9,921,167

Financial liabilities
Derivative contracts for trading purposes
Forwards	―	―	637,164	505,463	―	―	637,164	505,463
Swaps	―	―	2,130,393	2,264,132	―	―	2,130,393	2,264,132
Call options	―	―	306	2,726	―	―	306	2,726
Put options	―	―	2,099	459	―	―	2,099	459
Futures	―	―	―	―	―	―	―	―
Subtotal	―	―	2,769,962	2,772,780	―	―	2,769,962	2,772,780
Hedge derivative contracts
Cash flow hedge (Forwards)	―	―	―	88	―	―		88
Fair value hedge (Swaps)	―	―	6,519	608	―	―	6,519	608
Cash flow hedge (Swaps)	―	―	65,172	―	―	―	65,172	―
Subtotal	―	―	71,691	696	―	―	71,691	696
Total Financial liabilities	―	―	2,841,653	2,773,476	―	―	2,841,653	2,773,476

(1)	As of December 31, 2021, 100% of instruments of level 3 have denomination “Investment Grade”. Also, 100% of total of these financial instruments correspond to domestic issuers.

Schedule of reconciliation between the beginning and ending balances of instruments
	2020
	Balance as of January 1, 2020	Gain (Loss) Recognized in Income (1)	Gain (Loss) Recognized in Equity (2)	Purchases	Sales	Transfer from Level 1 and 2	Transfer to Level 1 and 2	Balance as of December 31, 2020
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Financial assets held-for-trading:
Other instruments issued in Chile	55,094	(708)	—	49,424	(98,316)	—	—	5,494
Subtotal	55,094	(708)	—	49,424	(98,316)	—	—	5,494

Financial assets at fair value through OCI:
Debt instruments:
Other instruments issued in Chile	7,069	323	(647)	71,539	(70,897)	29,209	—	36,596
Equity instruments:
Instruments issued abroad	96	—	(5)	—	—	—	—	91
Subtotal	7,165	323	(652)	71,539	(70,897)	29,209	—	36,687

Total	62,259	(385)	(652)	120,963	(169,213)	29,209	—	42,181

	2021
	Balance as of January 1, 2021	Gain (Loss) Recognized in Income (1)	Gain (Loss) Recognized in Equity (2)	Purchases	Sales	Transfer from Level 1 and 2	Transfer to Level 1 and 2	Balance as of December 31, 2021
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Financial assets held-for-trading:
Other instruments issued in Chile	5,494	(503)	—	42,484	(3,160)	7,169	—	51,484
Subtotal	5,494	(503)	—	42,484	(3,160)	7,169	—	51,484

Financial assets at fair value through OCI:
Debt instruments:
Other instruments issued in Chile	36,596	1,084	(3,168)	10,212	(20,453)	6,399	(5,467)	25,203
Equity instruments:
Instruments issued abroad	91	—	(66)	—	—	—	—	25
Subtotal	36,687	1,084	(3,234)	10,212	(20,453)	6,399	(5,467)	25,228

Total	42,181	581	(3,234)	52,696	(23,613)	13,568	(5,467)	76,712

(1)	It is recorded in the income statement under “Net financial operating income”
(2)	It is recorded in Equity under “Other Comprehensive Income”

Schedule of reconciliation between the beginning and ending balances of instruments classified as Level 3, whose fair value is reflected in the financial statements
Transfers from level 1 to level 2
2020
Financial assets	MCh$

Financial assets held-for-trading instruments
From the Chilean Government and Central Bank	425

Instruments issued abroad
From the Chilean Government and Central Bank	―

Transfers from level 2 to level 1
2020
Financial assets	MCh$

Financial assets held-for-trading instruments
From the Chilean Government and Central Bank	109

Instruments issued abroad
From the Chilean Government and Central Bank	―

Transfers from level 1 to level 2
2021
Financial assets	MCh$

Financial assets held-for-trading instruments
From the Chilean Government and Central Bank	933

Financial assets at fair value through OCI
From the Chilean Government and Central Bank	―

Transfers from level 2 to level 1
2021
Financial assets	MCh$

Financial assets held-for-trading instruments
From the Chilean Government and Central Bank	―

Financial assets at fair value through OCI
From the Chilean Government and Central Bank	―

Schedule of impact on the fair value of Level 3 financial instruments using alternative assumptions that are reasonably possible
	As of December 31, 2020		As of December 31, 2021
	Level 3	Sensitivity to changes in key assumptions of models	Level 3	Sensitivity to changes in key assumptions of models
	MCh$	MCh$	MCh$	MCh$
Financial Assets
Financial assets held-for-trading
Other instruments issued in Chile	5,494	(8)	51,484	(506)
Subtotal	5,494	(8)	51,484	(506)
Financial assets at fair value through OCI
Debt instrument:
Other instruments issued in Chile	36,596	(525)	25,203	(782)
Equity instrument:
Instruments issued abroad	91	—	25	—
Subtotal	36,687	(525)	25,228	(782)
Total	42,181	(533)	76,712	(1,288)

Schedule of fair values of the financial assets and liabilities that are not recorded at fair value in the statement of financial position
	Book Value		Fair Value
	2020	2021	2020	2021
	MCh$	MCh$	MCh$	MCh$
Assets
Cash and due from banks	2,560,216	3,713,734	2,560,216	3,713,734
Transactions in the course of collection	163,252	326,446	163,252	326,446
Investments under resale agreements	76,407	64,365	76,407	64,365
Subtotal	2,799,875	4,104,545	2,799,875	4,104,545
Loans and advances to banks
Domestic banks	259,788	159,987	259,788	159,987
Central Bank of Chile	2,380,033	1,090,000	2,380,033	1,090,000
Foreign banks	299,377	279,764	297,778	278,813
Subtotal	2,939,198	1,529,751	2,937,599	1,528,800
Loans to Customers at amortized cost
Commercial loans	17,120,207	19,353,491	16,968,143	18,449,013
Residential mortgage loans	9,352,720	10,307,542	10,075,011	9,753,455
Consumer loans	3,628,656	3,931,344	3,711,582	3,899,940
Subtotal	30,101,583	33,592,377	30,754,736	32,102,408
Financial instruments at amortized cost	—	839,744	—	764,528
Total	35,840,656	40,066,417	36,492,210	38,500,281

Liabilities
Current accounts and other demand deposits	15,167,229	18,542,791	15,167,229	18,542,791
Transactions in the course of payment	882,944	210,479	882,944	210,479
Obligations under repurchase agreements	288,917	95,009	288,917	95,009
Saving accounts and time deposits	8,899,541	9,140,006	8,885,015	9,145,192
Borrowings from financial institutions	3,669,753	4,861,865	3,415,959	4,325,869
Other financial obligations	191,713	274,618	217,311	299,452
Subtotal	29,100,097	33,124,768	28,857,375	32,618,792
Debt issued
Letters of credit for residential purposes	6,532	4,011	7,201	4,214
Letters of credit for general purposes	254	105	280	110
Bonds	7,700,402	8,557,279	8,390,594	8,397,835
Subordinated bonds	886,407	917,510	1,004,196	869,364
Subtotal	8,593,595	9,478,905	9,402,271	9,271,523
Total	37,693,692	42,603,673	38,259,646	41,890,315

Schedule of figures by hierarchy, for financial assets/liabilities not measured at fair value on the balance sheet
	Level 1		Level 2		Level 3		Total
	Estimated Fair Value		Estimated Fair Value		Estimated Fair Value		Estimated Fair Value
	2020	2021	2020	2021	2020	2021	2020	2021
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets
Cash and due from banks	2,560,216	3,713,734	—	—	—	—	2,560,216	3,713,734
Transactions in the course of collection	163,252	326,446	—	—	—	—	163,252	326,446
Investments under resale agreements	76,407	64,365	—	—	—	—	76,407	64,365
Subtotal	2,799,875	4,104,545	—	—	—	—	2,799,875	4,104,545
Loans and advances to banks
Domestic banks	259,788	159,987	—	—	—	—	259,788	159,987
Central Bank of Chile	2,380,033	1,090,000	—	—	—	—	2,380,033	1,090,000
Foreign banks	—	—	—	—	297,778	278,813	297,778	278,813
Subtotal	2,639,821	1,249,987	—	—	297,778	278,813	2,937,599	1,528,800
Loans to Customers at amortized cost
Commercial loans	—	—	—	—	16,968,143	18,449,013	16,968,143	18,449,013
Residential mortgage loans	—	—	—	—	10,075,011	9,753,455	10,075,011	9,753,455
Consumer loans	—	—	—	—	3,711,582	3,899,940	3,711,582	3,899,940
Subtotal	—	—	—	—	30,754,736	32,102,408	30,754,736	32,102,408
Financial instruments at amortized cost	—	764,528	—	—	—	—	—	764,528
Total	5,439,696	6,119,060	—	—	31,052,514	32,381,221	36,492,210	38,500,281

Liabilities
Current accounts and other demand deposits	15,167,229	18,542,791	—	—	—	—	15,167,229	18,542,791
Transactions in the course of payment	882,944	210,479	—	—	—	—	882,944	210,479
Obligations under repurchase agreements	288,917	95,009	—	—	—	—	288,917	95,009
Savings accounts and time deposits	—	—	—	—	8,885,015	9,145,192	8,885,015	9,145,192
Borrowings from financial institutions	—	—	—	—	3,415,959	4,325,869	3,415,959	4,325,869
Other financial obligations	—	—	—	—	217,311	299,452	217,311	299,452
Subtotal	16,339,090	18,848,279	—	—	12,518,285	13,770,513	28,857,375	32,618,792
Debt Issued
Letters of credit for residential purposes	—	—	7,201	4,214	—	—	7,201	4,214
Letters of credit for general purposes	—	—	280	110	—	—	280	110
Bonds	—	—	8,390,594	8,397,835	—	—	8,390,594	8,397,835
Subordinate bonds	—	—	—	—	1,004,196	869,364	1,004,196	869,364
Subtotal	—	—	8,398,075	8,402,159	1,004,196	869,364	9,402,271	9,271,523
Total	16,339,090	18,848,279	8,398,075	8,402,159	13,522,481	14,639,877	38,259,646	41,890,315

Schedule of offsetting of financial assets and liabilities
	Effect of offsetting on balance sheet			Related amount not offset
	Gross amount	Amounts offset	Net amounts reported on the balance sheet	Financial Instruments	Financial Collateral	Net amount
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
As of December 31, 2020
Derivative financial assets	2,618,004	—	2,618,004	(2,258,554)	(85,614)	273,836
Derivative financial liabilities	2,841,653	—	2,841,653	(2,258,554)	(218,329)	364,770

	Effect of offsetting on balance sheet			Related amount not offset
	Gross amount	Amounts offset	Net amounts reported on the balance sheet	Financial Instruments	Financial Collateral	Net amount
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
As of December 31, 2021
Derivative financial assets	2,983,298	—	2,983,298	(2,042,009)	(327,840)	613,449
Derivative financial liabilities	2,773,476	—	2,773,476	(2,042,009)	(275,191)	456,276